Events after the reporting period (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Events after the reporting period (Details) [Line Items]
R&D Grant payment			$ 1,994,478
Short term loan facility	$ 1,000,000
Loan facility, interest rate		1.15%
Events After Reporting Period [Member]
Events after the reporting period (Details) [Line Items]
R&D Grant payment	$ 1,209,334
Loan facility, maturity date	Mar. 15, 2023
Loan facility, interest rate	15.00%
Repaid the lender	$ 400,000
Ordinary Shares [Member] | Events After Reporting Period [Member]
Events after the reporting period (Details) [Line Items]
Fully paid shares (in Shares)	500,000
Mr Peter Wall [Member] | Events After Reporting Period [Member]
Events after the reporting period (Details) [Line Items]
Loan facility	$ 1,000,000